UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1512

                         OPPENHEIMER CAPITAL INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  11.6%
--------------------------------------------------------------------------------
Tobacco                                                                     5.6
--------------------------------------------------------------------------------
Insurance                                                                   5.1
--------------------------------------------------------------------------------
Commercial Banks                                                            4.1
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.8
--------------------------------------------------------------------------------
Specialty Retail                                                            3.3
--------------------------------------------------------------------------------
Aerospace & Defense                                                         2.2
--------------------------------------------------------------------------------
Media                                                                       2.1
--------------------------------------------------------------------------------
Pharmaceuticals                                                             1.6
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    1.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                4.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.6
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                         4.5
--------------------------------------------------------------------------------
CSK Auto Corp.                                                              3.3
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.3
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       3.2
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                                     1.5
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.5
--------------------------------------------------------------------------------
Raytheon Co.                                                                1.4
--------------------------------------------------------------------------------
BP plc, ADR                                                                 1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                       9 | OPPENHEIMER CAPITAL INCOME FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

PORTFOLIO ALLOCATION

Stocks                                  49.5%
Bonds and Notes                         34.8
Convertible Corporate Bonds and Notes   15.5
Cash Equivalents                         0.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      11 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                      12 | OPPENHEIMER CAPITAL INCOME FUND
described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING      ENDING        EXPENSES
                                  ACCOUNT        ACCOUNT       PAID DURING
                                  VALUE          VALUE         6 MONTHS ENDED
                                  (9/1/04)       (2/28/05)     FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual                    $1,000.00      $ 1,114.70    $4.68
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00        1,020.38     4.47
--------------------------------------------------------------------------------
Class B Actual                     1,000.00        1,109.90     9.14
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00        1,016.17     8.74
--------------------------------------------------------------------------------
Class C Actual                     1,000.00        1,109.80     8.93
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00        1,016.36     8.53
--------------------------------------------------------------------------------
Class N Actual                     1,000.00        1,111.60     6.56
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00        1,018.60     6.28

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       0.89%
------------------------
Class B       1.74
------------------------
Class C       1.70
------------------------
Class N       1.25

--------------------------------------------------------------------------------


                      13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--45.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.4%
--------------------------------------------------------------------------------
MEDIA--2.1%
Cablevision Systems New York Group, Cl. A 1,2           1,250,000   $ 38,825,000
--------------------------------------------------------------------------------
Clear Channel Communications, Inc. 2                      650,000     21,632,000
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A                      105,000      3,123,750
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                              225,000      2,281,500
                                                                    ------------
                                                                      65,862,250

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
CSK Auto Corp. 1,3                                      6,500,000    103,350,000
--------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Anheuser-Busch Cos., Inc.                                  25,000      1,186,250
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Wal-Mart Stores, Inc.                                     215,000     11,096,150
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
B&G Foods, Inc.                                           850,000     12,665,000
--------------------------------------------------------------------------------
TOBACCO--5.6%
Altria Group, Inc. 2                                    2,174,200    142,736,230
--------------------------------------------------------------------------------
Loews Corp./Carolina Group 2                            1,000,000     32,740,000
                                                                    ------------
                                                                     175,476,230

--------------------------------------------------------------------------------
ENERGY--12.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
GlobalSantaFe Corp. 2                                     275,000     10,312,500
--------------------------------------------------------------------------------
OIL & GAS--11.6%
BP plc, ADR 2                                             600,000     38,952,000
--------------------------------------------------------------------------------
Enbridge Energy Management LLC 3                          675,783     35,836,780
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                            3,417,800    146,691,976
--------------------------------------------------------------------------------
Kinder Morgan, Inc. 2                                   1,750,000    140,297,500
                                                                    ------------
                                                                     361,778,256

--------------------------------------------------------------------------------
FINANCIALS--14.0%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.1%
Bank of America Corp.                                   1,000,000     46,650,000
--------------------------------------------------------------------------------
U.S. Bancorp 2                                          1,125,900     33,495,525
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 1,120,800     47,028,768
                                                                    ------------
                                                                     127,174,293


                      14 | OPPENHEIMER CAPITAL INCOME FUND

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
Citigroup, Inc.                                         2,125,000   $101,405,000
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      182,500      6,670,375
--------------------------------------------------------------------------------
Morgan Stanley                                            157,500      8,894,025
                                                                    ------------
                                                                     116,969,400

--------------------------------------------------------------------------------
INSURANCE--5.1%
ACE Ltd. 2                                                775,000     34,456,500
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                      60,100      1,138,294
--------------------------------------------------------------------------------
Everest Re Group Ltd. 2                                 1,147,000     99,639,890
--------------------------------------------------------------------------------
Prudential Financial, Inc. 2                              415,000     23,655,000
                                                                    ------------
                                                                     158,889,684

--------------------------------------------------------------------------------
REAL ESTATE--0.4%
Anthracite Capital, Inc.                                1,000,000     11,940,000
--------------------------------------------------------------------------------
Origen Financial, Inc.                                    225,000      1,633,500
                                                                    ------------
                                                                      13,573,500

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
PMI Group, Inc. (The)                                     500,000     20,125,000
--------------------------------------------------------------------------------
HEALTH CARE--2.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
MedImmune, Inc. 1                                         300,000      7,224,000
--------------------------------------------------------------------------------
Wyeth 2                                                   150,000      6,123,000
                                                                    ------------
                                                                      13,347,000

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Abbott Laboratories                                       450,000     20,695,500
--------------------------------------------------------------------------------
Pfizer, Inc.                                            1,050,000     27,604,500
                                                                    ------------
                                                                      48,300,000

--------------------------------------------------------------------------------
INDUSTRIALS--4.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Honeywell International, Inc. 2                            52,500      1,993,425
--------------------------------------------------------------------------------
Lockheed Martin Corp. 2                                   350,000     20,727,000
--------------------------------------------------------------------------------
Raytheon Co. 2                                          1,175,000     44,932,000
                                                                    ------------
                                                                      67,652,425


                      15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Cendant Corp.                                         1,225,000   $   27,097,000
--------------------------------------------------------------------------------
PHH Corp. 1                                              49,000        1,029,000
                                                                  --------------
                                                                      28,126,000

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Co.                                    350,000       12,320,000
--------------------------------------------------------------------------------
Tyco International Ltd. 2                               625,000       20,925,000
                                                                  --------------
                                                                      33,245,000

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
--------------------------------------------------------------------------------
SOFTWARE--0.4%
Microsoft Corp.                                         312,500        7,868,750
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        175,000        3,167,500
                                                                  --------------
                                                                      11,036,250

--------------------------------------------------------------------------------
MATERIALS--0.3%
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Packaging Corp. of America                              256,600        6,291,832
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Bowater, Inc.                                            40,000        1,553,200
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Citizens Communications Co.                             575,000        7,670,500
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 1                        290,000        5,046,000
--------------------------------------------------------------------------------
SBC Communications, Inc. 2                               25,000          601,250
--------------------------------------------------------------------------------
Sprint Corp.                                            100,000        2,368,000
--------------------------------------------------------------------------------
Verizon Communications, Inc.                            100,000        3,597,000
                                                                  --------------
                                                                      19,282,750

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp. 2                                            175,000        3,400,250
--------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1,2                  150,000        4,414,500
                                                                  --------------
                                                                       7,814,750
                                                                  --------------
Total Common Stocks (Cost $966,920,742)                            1,415,107,720

--------------------------------------------------------------------------------
PREFERRED STOCKS--8.4%
--------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                                119,700        6,014,925
--------------------------------------------------------------------------------
Aquila, Inc., 6.75% Cv.                                 355,000       11,668,850


                      16 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                     VALUE
                                                                                     SHARES     SEE NOTE 1
----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
----------------------------------------------------------------------------------------------------------
Calpine Capital Trust III, 5% Cum. Cv. Remarketable Term Income
Deferrable Equity Securities, Non-Vtg.                                              370,000   $ 18,037,500
----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 2% Cv. Zero-Premium Exchangeable Sub. Nts., 9/15/29
(exchangeable for cash based on value of Time Warner, Inc. common stock)          1,000,000     35,002,000
----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (New York) 2.32% Cv. Equity Linked Nts.
(redemption linked to Comcast Corp., Cl. A common stock) 1                        1,060,200     32,799,938
----------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                      400,000     18,332,000
----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Cv. 5.375%, Non-Vtg. 1                                 130     13,305,062
----------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv. 4                                     8,750      9,001,563
----------------------------------------------------------------------------------------------------------
McKesson Financing Trust, 5% Cum. Cv., Non-Vtg.                                      37,500      1,987,500
----------------------------------------------------------------------------------------------------------
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and consists of a purchase contract to purchase Sempra Energy common stock and $25 principal
amount of Sempra Energy, 5.60% sr. nts., 5/17/07) 5                                 575,000     18,934,750
----------------------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity Redeemable Shares,
Non-Vtg.                                                                            525,360     11,268,972
----------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.                 1,750,000     40,512,500
----------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities             575,000     24,796,875
----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                           65,000      5,988,125
----------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                          595,300     14,549,132
                                                                                              ------------
Total Preferred Stocks (Cost $252,580,165)                                                     262,199,692

                                                                                  PRINCIPAL
                                                                                     AMOUNT
----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--16.0%
----------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42              $ 2,310,000      2,284,910
----------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                            3,979,269      4,047,008
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                            3,070,630      3,168,506
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                           2,058,507      2,061,273
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                           1,109,718      1,108,578
----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 2.83%, 10/25/34 6                                        2,559,157      2,561,837
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                           4,081,664      4,184,337
----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 9/1/34-10/1/34                                                               32,891,926     33,807,056
6.50%, 7/1/28-4/1/34                                                              1,718,361      1,792,977
7%, 9/1/31-11/1/33                                                               15,017,435     15,845,374
7%, 3/1/35 7                                                                      7,853,000      8,280,007
8%, 4/1/16                                                                          924,583        977,945
9%, 8/1/22-5/1/25                                                                   265,408        294,873


                      17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           PRINCIPAL         VALUE
                                                                              AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                       $   503,730   $   506,768
Series 2034, Cl. Z, 6.50%, 2/15/28                                         1,097,789     1,131,052
Series 2053, Cl. Z, 6.50%, 4/15/28                                         1,238,793     1,281,058
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        1,482,367     1,530,021
Series 2075, Cl. D, 6.50%, 8/15/28                                         3,832,071     3,960,338
Series 2080, Cl. Z, 6.50%, 8/15/28                                           956,973       979,018
Series 2387, Cl. PD, 6%, 4/15/30                                           1,924,057     1,983,116
Series 2466, Cl. PD, 6.50%, 4/15/30                                          378,304       379,177
Series 2498, Cl. PC, 5.50%, 10/15/14                                         234,733       236,307
Series 2500, Cl. FD, 3.09%, 3/15/32 6                                        628,574       632,520
Series 2526, Cl. FE, 2.99%, 6/15/29 6                                        748,138       752,037
Series 2550, Cl. QK, 4.50%, 4/15/22                                          900,000       901,776
Series 2551, Cl. FD, 2.99%, 1/15/33 6                                        598,839       603,111
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 1.299%, 6/1/26 8                                       1,016,255       200,759
Series 183, Cl. IO, (0.44)%, 4/1/27 8                                      1,643,372       325,461
Series 184, Cl. IO, 3.56%, 12/1/26 8                                       1,669,764       326,514
Series 192, Cl. IO, 2.654%, 2/1/28 8                                         504,844        99,367
Series 200, Cl. IO, 2.426%, 1/1/29 8                                         619,695       123,873
Series 2130, Cl. SC, 12.351%, 3/15/29 8                                    1,211,145       113,535
Series 2796, Cl. SD, 18.889%, 7/15/26 8                                    1,760,681       177,872
Series 2920, Cl. S, 30.763%, 1/15/35 8                                    11,219,359       649,362
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 6.694%, 6/1/26 9                               483,716       415,676
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 3/1/20-3/1/35 7                                                       97,871,000    97,718,089
5.50%, 3/1/20-3/1/35 7                                                    54,960,000    55,763,816
5.50%, 3/1/33-4/1/34                                                      24,047,810    24,313,699
6%, 3/1/20-3/1/35 7                                                       42,903,000    44,213,573
6%, 3/1/23-8/1/24                                                         11,974,573    12,343,276
6.50%, 10/1/30                                                               600,283       626,516
6.50%, 4/1/35 7                                                           59,309,000    61,774,001
7%, 1/1/31-7/1/34                                                         13,061,496    13,783,576
7%, 3/5/35 7                                                               2,545,000     2,684,181
7.50%, 8/1/29-3/1/30                                                       3,893,172     4,172,796
8.50%, 7/1/32                                                                138,607       150,334
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Trust  2002-T1, Cl. A2, 7%, 11/25/31                                       3,482,197     3,680,247
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust  1993-87, Cl. Z, 6.50%, 6/25/23                                      2,948,677     3,064,844
Trust  1998-63, Cl. PG, 6%, 3/25/27                                          481,278       482,840
Trust  2001-50, Cl. NE, 6%, 8/25/30                                        1,133,235     1,148,172
Trust  2001-70, Cl. LR, 6%, 9/25/30                                        1,002,412     1,017,767


                      18 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                   PRINCIPAL        VALUE
                                                                                      AMOUNT   SEE NOTE 1
---------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2001-72, Cl. NH, 6%, 4/25/30                                               $   777,926   $  790,511
Trust  2001-74, Cl. PD, 6%, 5/25/30                                                  333,899      337,246
Trust  2002-50, Cl. PD, 6%, 9/25/27                                                  151,567      151,415
Trust  2002-77, Cl. WF, 2.99%, 12/18/32 6                                            951,426      957,327
Trust  2002-94, Cl. MA, 4.50%, 8/25/09                                             1,306,337    1,307,757
Trust  2003-10, Cl. HP, 5%, 2/25/18                                                3,950,000    3,951,826
Trust  2003-81, Cl. PA, 5%, 2/25/12                                                  400,076      400,784
Trust  2004-101, Cl. BG, 5%, 1/25/20                                               2,550,000    2,557,282
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust  2002-47, Cl. NS, 6.37%, 4/25/32 8                                           2,248,767      232,339
Trust  2002-51, Cl. S, 6.641%, 8/25/32 8                                           2,064,676      209,756
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust  222, Cl. 2, (4.11)%, 6/1/23 8                                               3,399,279      688,619
Trust  240, Cl. 2, (1.35)%, 9/1/23 8                                               5,051,239    1,030,050
Trust  252, Cl. 2, (4.531)%, 11/1/23 8                                             2,606,194      522,852
Trust  254, Cl. 2, (1.243)%, 1/1/24 8                                              1,287,307      260,333
Trust  273, Cl. 2, (1.564)%, 7/1/26 8                                                739,982      142,223
Trust  303, Cl. IO, 1.27%, 11/1/29 8                                               1,028,025      209,219
Trust  308, Cl. 2, 1.541%, 9/1/30 8                                                3,176,618      585,754
Trust  321, Cl. 2, (9.75)%, 3/1/32 8                                              11,365,581    2,343,780
Trust  329, Cl. 2, (1.85)%, 1/1/33 8                                               4,664,957    1,030,019
Trust  333, Cl. 2, (0.83)%, 3/1/33 8                                               8,762,801    1,956,204
Trust  334, Cl. 17, (11.32)%, 2/1/33 8                                             1,863,018      412,098
Trust  2001-81, Cl. S, 10.982%, 1/25/32 8                                          1,186,362      120,277
Trust  2002-52, Cl. SD, 7.422%, 9/25/32 8                                          2,576,750      219,735
Trust  2002-77, Cl. SH, 15.832%, 12/18/32 8                                        1,460,146      149,235
Trust  2002-9, Cl. MS, 7.685%, 3/25/32 8                                           1,417,439      150,210
Trust  2004-54, Cl. DS, 14.421%, 11/25/30 8                                        2,445,168      207,146
Trust  2005-19, Cl. SA, 28.60%, 6/30/31 8                                         29,687,210    1,855,451
Trust  2005-6, Cl. SE, 28.154%, 2/25/35 8                                          7,370,207      521,264
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security,
Trust  1993-184, Cl. M, 10.087%, 9/25/23 9                                         1,118,037      959,052
---------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35     1,730,000    1,836,548
---------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                            1,720,000    1,721,077
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                            1,000,000      993,086
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2004-C3, Cl.A4, 4.547%, 12/10/41                                            1,480,000    1,468,295
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                 1,277,219    1,338,813
---------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                          335,709      365,900


                      19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL           VALUE
                                                                                    AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 10.244%, 1/16/27 8                                    $  2,359,388   $    215,917
Series 2002-15, Cl. SM, 4.757%, 2/16/32 8                                        2,156,947        193,104
Series 2002-76, Cl. SY, 6.792%, 12/16/26 8                                       5,157,864        481,747
Series 2004-11, Cl. SM, 5.717%, 1/17/30 8                                        2,023,029        163,734
---------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42             1,990,000      1,977,485
---------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                         1,665,658      1,629,824
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                         1,080,000      1,087,960
---------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
Cl. 3A1, 4.577%, 12/25/34 6,10                                                   4,323,522      4,322,626
---------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                             4,373,313      4,486,157
---------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                            6,185,269      6,345,699
---------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                          1,950,000      2,082,152
---------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                    2,380,000      2,704,926
---------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                         3,030,000      3,018,489
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                        4,861,355      4,869,901
Series 2004-N, Cl. A10, 3.803%, 8/25/34 10                                       3,760,854      3,769,722
Series 2004-W, Cl. A2, 4.629%, 11/25/34 6                                        2,037,964      2,038,853
                                                                                             ------------
Total Mortgage-Backed Obligations (Cost $498,184,612)                                         496,032,905

---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%
---------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.68%, 4/20/08 6                                           900,000        900,000
---------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                              632,464        631,572
---------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                           2,554,858      2,548,176
---------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                            2,990,000      2,951,773
---------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                             394,781        394,154
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 10                                        1,298,821      1,292,670


                      20 | OPPENHEIMER CAPITAL INCOME FUND

                                                                            PRINCIPAL        VALUE
                                                                               AMOUNT   SEE NOTE 1
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                     $  278,385   $  278,133
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                        863,745      862,697
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                       884,107      881,558
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                      610,000      605,546
Series 2004-1, Cl. 2A1, 2.76%, 9/25/21 6                                    1,128,059    1,128,779
--------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                           628,295      632,274
--------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 10                                 2,250,000    2,235,991
--------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                      2,780,000    2,849,383
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                      2,230,000    2,237,886
Series 2003-C4, Cl. C4, 5%, 6/10/15                                           430,000      423,323
--------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 2.77%, 8/25/33 6                         509,197      509,511
--------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 10                                1,463,724    1,461,894
--------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.02%, 2/25/33 6                         392,683      396,659
--------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                          626,024      628,000
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                       2,152,527    2,149,753
Series 2004-B, Cl. A2, 2.48%, 2/8/07 10                                     2,700,000    2,694,826
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                        4,210,000    4,193,964
Series 2005-A, Cl. A2, 3.22%, 9/8/07 10                                     3,670,000    3,658,146
--------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      4,467,853    4,454,024
Series 2005-A, Cl. A3, 3.56%, 11/17/08                                      2,200,000    2,187,933
--------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                       1,589,196    1,584,662
--------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                       1,121,345    1,119,776
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                       1,860,170    1,856,463
Series 2005-1, Cl. A2, 3.21%, 5/21/07 10                                    1,470,000    1,468,383
--------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                        700,442      699,368
--------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                        841,791      841,464
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                         898,823      898,060
--------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 3.94%, 3/15/16 6                                    4,080,000    4,330,493


                      21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL        VALUE
                                                                                AMOUNT   SEE NOTE 1
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                      $ 1,387,885  $ 1,383,782
---------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                       1,950,000    1,941,199
---------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                         441,038      442,592
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        1,585,854    1,580,249
---------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.80%, 11/25/34 6,10                                  1,116,358    1,117,201
---------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust,
Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 10                                   800,000      793,657
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                       600,000      596,063
---------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35     5,670,000    5,724,928
---------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                           44,463       44,510
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                          108,094      108,090
---------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                         311,905      311,862
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        3,484,028    3,474,733
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                        2,730,000    2,722,662
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                        1,980,000    1,973,268
---------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                        2,660,000    2,645,661
Series 2005-A, Cl. A2, 3.52%, 4/20/07 7                                      2,580,000    2,579,742
---------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                            925,574      923,993
---------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                        1,940,000    1,931,919
---------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                      3,846,460    3,821,692
---------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       1,068,476    1,067,066
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                       2,500,000    2,488,009
                                                                                        -----------
Total Asset-Backed Securities (Cost $93,968,820)                                         93,660,172

---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.6%
---------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 11                                    2,255,000    2,035,722
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06                         6,000,000    5,921,784
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.25%, 7/15/32                                                                 550,000      644,999
6.625%, 9/15/09                                                              4,670,000    5,133,035


                      22 | OPPENHEIMER CAPITAL INCOME FUND

                                                                       PRINCIPAL         VALUE
                                                                          AMOUNT    SEE NOTE 1
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
----------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                       $ 9,790,000   $ 9,879,304
6.625%, 9/15/09                                                        9,455,000    10,372,381
7.25%, 5/15/30                                                         1,625,000     2,121,546
----------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                         238,000       248,589
7.125%, 5/1/30                                                         1,689,000     2,181,501
Series A, 6.79%, 5/23/12                                              22,112,000    25,144,462
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                         8,053,000     8,855,473
6.125%, 11/15/27 12                                                    4,639,000     5,488,883
STRIPS, 2.99%, 2/15/10 11                                              1,075,000       883,429
STRIPS, 3.76%, 2/15/13 11                                              1,274,000       902,550
STRIPS, 4.96%, 2/15/16 11                                              1,157,000       701,483
                                                                                   ------------
Total U.S. Government Obligations (Cost $80,495,349)                                80,515,141

----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.0%
----------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $1,237,760)           1,205,000     1,358,638

----------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.5%
----------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06 14                         3,060,000     3,163,795
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 4     1,100,000     1,113,916
----------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                            1,450,000     1,824,535
8.70% Sr. Unsec. Debs., 5/1/30                                           751,000     1,001,010
----------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                                 5,000,000     4,750,000
8.50% Sr. Sub. Nts., 12/1/08                                           2,500,000     2,700,000
8.875% Sr. Nts., Series B, 4/1/08                                      1,230,000     1,331,475
----------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 4             625,000       623,806
----------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                     850,000       839,204
----------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                  1,140,000     1,142,765
----------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 4                    2,025,000     1,992,879
----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.:
7.50% Sr. Unsec. Nts., 5/1/07 14                                         770,000       825,652
8.125% Sr. Unsec. Nts., 5/1/12                                         2,370,000     2,827,661
----------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                  1,810,000     2,443,457
----------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                    40,000        40,376
----------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                 2,500,000     2,687,500
----------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                     250,000       272,888
----------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
8.375% Sr. Nts., 4/15/12                                                 800,000       883,000
8.625% Sr. Unsec. Nts., 5/15/11                                        1,285,000     1,397,438


                      23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL         VALUE
                                                                             AMOUNT    SEE NOTE 1
-------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                           $   261,000   $   269,609
-------------------------------------------------------------------------------------------------
British Telecommunications plc:
7.875% Nts., 12/15/05                                                     1,940,000     2,002,518
8.125% Nts., 12/15/10                                                     1,420,000     1,676,702
-------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08         19,500,000    14,722,500
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                             2,500,000     1,787,500
-------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                           433,000       430,064
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                   1,710,000     1,776,758
8.125% Unsec. Nts., Series B, 7/15/05                                       475,000       483,383
-------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         3,050,000     3,372,751
-------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/13.50% Sr. Sub. Disc. Nts., 1/15/11 13                                 4,250,000     3,474,375
8.625% Sr. Unsec. Nts., 4/1/09                                           42,500,000    34,956,250
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                      50,000,000    41,000,000
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                           5,601,000     6,049,080
7.50% Sr. Nts., 6/15/14                                                   1,660,000     1,867,500
-------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                   3,613,000     3,852,618
-------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                     2,320,000     2,715,077
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                         3,045,000     3,485,523
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                        462,000       534,765
-------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp., 6.91% Nts., 6/15/05                        1,069,000     1,083,816
-------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                     1,585,000     1,633,396
-------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                  372,000       373,452
-------------------------------------------------------------------------------------------------
Constellation Energy Group, 7% Unsec. Nts., 4/1/12                        2,395,000     2,714,974
-------------------------------------------------------------------------------------------------
Cox  Communications, Inc., 7.875% Unsec. Nts., 8/15/09                      395,000       442,046
-------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 4                     1,745,000     1,894,093
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13               3,335,000     3,463,304
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                      3,000,000     3,510,000
-------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                    1,460,000     1,551,403
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                   1,265,000     1,332,085
-------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09              3,030,000     3,329,194
-------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          1,285,000     1,705,099
-------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                           864,000       881,028
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10     1,790,000     2,105,679
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                 1,300,000     1,512,633
-------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                             1,430,000     1,473,539
-------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                    1,630,000     1,687,816


                      24 | OPPENHEIMER CAPITAL INCOME FUND

                                                                      PRINCIPAL        VALUE
                                                                         AMOUNT   SEE NOTE 1
--------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                    $  275,000   $  289,079
--------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08     2,150,000    2,304,286
--------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                3,360,000    3,264,348
--------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                             1,230,000    1,257,857
7.375% Sr. Unsub. Nts., Series C, 11/15/31                            1,427,000    1,681,660
--------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                  580,000      653,770
--------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                            615,000      645,402
--------------------------------------------------------------------------------------------
France Telecom SA:
8.50% Sr. Unsec. Nts., 3/1/11 6                                       1,005,000    1,174,185
9.25% Sr. Unsec. Nts., 3/1/31 6                                         755,000    1,031,873
--------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                         1,025,000    1,011,287
--------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 10                                                  896,000      956,480
9.80% Unsub. Nts., 12/15/08 6                                           359,000      429,005
--------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                            2,505,000    2,481,438
--------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                    2,945,000    2,991,354
8% Bonds, 11/1/31                                                     2,370,000    2,383,947
--------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12        3,225,000    3,395,393
--------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06      845,000      826,609
--------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                3,750,000    3,755,494
--------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                          1,165,000    1,248,365
--------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                    3,500,000    3,457,916
--------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 6,10         1,410,000    1,579,200
--------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                1,000,000    1,110,000
--------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                             1,390,000    1,395,111
8.75% Sr. Unsec. Nts., 8/15/08                                        1,020,000    1,143,272
--------------------------------------------------------------------------------------------
ITT Corp., 6.75% Unsec. Nts., 11/15/05                                1,565,000    1,600,213
--------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                3,000,000    3,413,391
--------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 4                  1,137,000    1,309,929
--------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12          1,600,000    1,784,000
--------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                    1,450,000    1,584,909
--------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                 3,720,000    3,813,357
--------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                             2,230,000    2,408,146
--------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                  2,560,000    2,870,825
--------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                       1,990,000    2,141,037
--------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                    325,000      345,595
--------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                           1,505,000    1,582,682


                      25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL         VALUE
                                                                               AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                       $ 1,740,000   $ 1,710,373
---------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                             1,600,000     1,654,622
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                    1,076,000     1,305,827
---------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                     32,500,000    31,078,125
---------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                1,990,000     2,030,475
---------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                         1,290,000     1,278,549
7.90% Unsec. Debs., 10/15/07                                                1,175,000     1,275,144
---------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                               2,655,000     3,032,206
---------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                   416,000       434,847
---------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                            2,795,000     2,769,540
---------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.726% Nts., 2/22/06 4                                   2,785,000     2,806,592
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14             3,440,000     3,433,732
---------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12            2,300,000     2,423,469
---------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                          1,370,000     1,516,923
---------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                 213,000       231,104
---------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                     1,090,000     1,152,746
---------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                           440,000       432,380
7.875% Sr. Unsec. Nts., 11/15/10                                            1,820,000     2,105,966
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                            2,080,000     2,353,537
---------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09       1,030,000     1,143,300
---------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 4     1,078,303     1,028,932
---------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                 2,235,000     2,838,888
---------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 4                   2,330,000     3,059,535
---------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            1,272,000     1,313,831
---------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 10                     1,390,000     1,469,925
---------------------------------------------------------------------------------------------------
Rite Aid Corp.:
6.875% Sr. Unsec. Debs., 8/15/13                                            5,000,000     4,725,000
7.125% Sr. Unsub. Nts., 1/15/07                                             7,500,000     7,650,000
---------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                               3,330,000     3,357,393
---------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         1,347,000     1,538,581
---------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                  1,345,000     1,376,762
5.625% Unsec. Unsub. Nts., 8/15/14                                          1,305,000     1,344,801
---------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12            1,000,000     1,065,000
---------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                    2,230,000     2,376,402
---------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                             1,790,000     1,842,025
8.75% Nts., 3/15/32                                                         1,150,000     1,548,814


                      26 | OPPENHEIMER CAPITAL INCOME FUND

                                                                             PRINCIPAL         VALUE
                                                                                AMOUNT    SEE NOTE 1
----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07            $  1,084,000  $  1,157,170
----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                            1,655,000     1,642,298
7.75% Unsec. Sub. Nts., 5/1/10                                                 149,000       170,804
----------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                     2,995,000     3,827,110
----------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                           1,280,000     1,478,400
----------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 4                          1,710,000     1,708,151
----------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                             1,000,000     1,120,000
----------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                1,130,000     1,430,496
----------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                      651,000       845,897
----------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11 10                                  1,285,000     1,424,744
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08            2,485,000     2,441,637
----------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 4                                            1,420,000     1,413,415
----------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                       2,380,000     2,433,257
6.75% Sr. Unsub. Nts., 2/15/11                                                 870,000       962,499
----------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                               430,000       421,762
3.50% Sr. Unsec. Nts., 10/15/07                                              2,245,000     2,194,005
----------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                    3,080,000     3,168,371
----------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                        1,265,000     1,297,913
----------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                         1,050,000     1,197,533
7.125% Sr. Unsec. Nts., 10/1/07                                              1,955,000     2,088,964
----------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                            631,000       631,359
----------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                            3,145,000     3,305,430
                                                                                        ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $364,624,358)                      387,399,863

----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--16.8%
----------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec. Debs., 2/1/22 6           2,500,000     2,587,500
----------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                           6,600,000     7,111,500
----------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 4.25% Cv. Sr. Unsec. Sub. Debs., 4/15/34     11,250,000     9,829,688
----------------------------------------------------------------------------------------------------
Calpine Corp.:
4.75% Cv. Sr. Unsec. Nts., 11/15/23 4                                       15,000,000    11,437,500
4.75% Cv. Sr. Unsec. Nts., 11/15/23                                          2,500,000     1,906,250
----------------------------------------------------------------------------------------------------
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 4                3,000,000     2,955,000
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07         8,500,000     6,842,500
----------------------------------------------------------------------------------------------------
Curagen Corp., 6% Cv. Jr. Unsec. Sub. Debs., 2/2/07                         16,000,000    15,740,000
----------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 8% Cv. Sr. Unsec. Bonds, 6/3/23                      12,500,000     6,390,625


                      27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL          VALUE
                                                                                   AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc., 4.50% Cv. Unsec. Sub. Nts., 7/1/08              $ 20,750,000   $ 19,505,000
--------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 5.75% Cv. Unsec. Nts., 3/15/09                                 4,750,000      6,323,438
--------------------------------------------------------------------------------------------------------
JDS Uniphase Corp., 3.20% Cv. Sr. Nts., 11/15/10 11                             9,500,000      7,837,500
--------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
5.25% Cv. Sr. Nts., 12/15/11 4                                                 10,000,000      7,512,500
6% Cv. Unsec. Sub. Nts., 3/15/10                                               14,250,000      7,107,188
--------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                                     17,500,000     19,096,875
3.25% Exchangeable Sr. Sec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock) 4                           7,500,000      6,796,875
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or
cash based on the value thereof)                                              120,000,000    108,750,000
4% Exchangeable Sr. Unsec. Debs., 11/15/29
(exchangeable for Sprint Corp. PCS, Series 1 common stock
or cash based on the value of that stock)                                      30,000,000     21,150,000
--------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10                                     12,500,000     11,875,000
--------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A, 6/15/23        7,750,000      9,009,375
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10                       15,000,000     15,356,250
--------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                       15,000,000     14,418,750
--------------------------------------------------------------------------------------------------------
Novell, Inc.:
0.50% Cv. Sr. Unsec. Debs., 7/15/24 4                                          11,000,000      9,432,500
0.50% Cv. Sr. Unsec. Debs., 7/15/24                                            10,500,000      9,003,750
--------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                          15,250,000     18,147,500
--------------------------------------------------------------------------------------------------------
Providian Financial Corp., 6.36% Cv. Sr. Unsec. Unsub. Nts., 2/15/21 10,11     57,500,000     30,546,875
--------------------------------------------------------------------------------------------------------
Six Flags, Inc., 4.50% Cv. Nts., 5/15/15                                        7,050,000      7,050,000
--------------------------------------------------------------------------------------------------------
Solectron Corp., 0.50% Cv. Sr. Unsec. Nts., Series B, 2/15/34                   6,500,000      5,386,875
--------------------------------------------------------------------------------------------------------
Tyco International Group SA:
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18 4                         36,000,000     53,505,000
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18                           38,750,000     57,592,188
--------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 1.75% Cv. Sr. Nts., 12/1/09 4                        13,500,000     13,027,500
                                                                                            ------------
Total Convertible Corporate Bonds and Notes (Cost $489,524,660)                              523,231,502

--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--3.8%
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
EchoStar Communications Corp. Cv. Equity Linked Nts., 6%, 4/29/05                 287,026      8,681,159
Liberty Media Corp. Cv. Equity Linked Nts., 4%, 11/25/05                          956,938      9,811,964
--------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.727%, 11/30/07                                                 1,400,000      1,412,607
--------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates,
Series 3-1, 7.75%, 12/29/09 4,15                                               13,600,000     13,770,000


                      28 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
EchoStar Communications Corp. Cv. Linked Nts., 4%, 12/30/05                  $     595,780     $    18,288,659
GlobalSantaFe Corp. Cv. Linked Nts., 4.50%, 9/29/05                                496,860          17,369,717
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Yield Enhanced Equity Linked Debt Securities, 12%, 12/29/05
(linked to CarMax, Inc.)                                                           764,498          24,272,812
Cv. Yield Enhanced Equity Linked Debt Securities, Series G, 5%, 12/14/05
(linked to EchoStar Communications Corp. Cl. A common stock)                       310,753           9,477,967
---------------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Performance Equity Linked Redemption Quarterly-pay
Securities, 5%, 12/30/05 (linked to Dollar Tree Stores, Inc.) 4                    605,830          16,414,964
                                                                                               ----------------
Total Structured Notes (Cost $120,721,960)                                                         119,499,849

---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.44% in joint repurchase agreement (Principal
Amount/Value $1,752,409,000, with a maturity value of $1,752,535,563) with
UBS Warburg LLC, 2.60%, dated 2/28/05, to be repurchased at $7,660,553 on 3/1/05, collateralized by Federal National Mortgage Assn., 6%, 2/1/34,
with a value of $1,789,443,338 (Cost $7,660,000)                                 7,660,000           7,660,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,875,918,426)                                    108.9%      3,386,665,482
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (8.9)       (276,182,781)
                                                                             ----------------------------------
NET ASSETS                                                                           100.0%    $ 3,110,482,701
                                                                             ==================================


                      29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                  CONTRACTS      EXPIRATION        EXERCISE         PREMIUM           VALUE
                                            SUBJECT TO CALL           DATES           PRICE        RECEIVED      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
ACE Ltd.                                              1,375         5/23/05   $       45.00   $     263,469   $     178,750
Altria Group, Inc.                                      375         6/20/05           75.00          17,437          15,000
AT&T Corp.                                            1,500         3/21/05           20.00          28,744          22,500
BP plc, ADR                                             250         4/18/05           60.00          21,000         127,500
Cablevision Systems New York Group, Cl. A             3,750         1/23/06           30.00         744,282       1,725,000
Cablevision Systems New York Group, Cl. A             1,000         3/21/05           25.00         131,997         620,000
Cablevision Systems New York Group, Cl. A             7,750         6/20/05           25.00       2,209,113       5,115,000
Clear Channel Communications, Inc.                    3,500         3/21/05           35.00         146,656          35,000
Everest Re Group Ltd.                                 1,470         4/18/05           90.00         124,580         183,750
GlobalSantaFe Corp.                                   2,750         3/21/05           35.00         546,737         728,750
Honeywell International, Inc                            525         3/21/05           37.50          33,599          47,250
Kinder Morgan, Inc.                                   1,000         3/21/05           80.00          50,249         150,000
Lockheed Martin Corp.                                 2,750         3/21/05           60.00         215,985         151,250
Loews Corp./Carolina Group                              500         3/21/05           35.00          14,500              --
Nextel Communications, Inc., Cl. A                      500         4/18/05           30.00          31,999          30,000
Nextel Communications, Inc., Cl. A                    1,000         5/23/05           32.50          41,124          25,000
Prudential Financial, Inc.                            3,150         6/20/05           55.00       1,558,513       1,260,000
Prudential Financial, Inc.                            1,000         6/20/05           60.00         195,495         145,000
Raytheon Co.                                            250         3/21/05           37.50          26,749          25,000
SBC Communications, Inc.                                250         7/18/05           25.00          13,505          12,500
Tyco International Ltd.                               5,625         4/18/05           35.00         570,915         253,125
Tyco International Ltd.                                 625         4/18/05           32.50         262,181         109,375
U.S. Bancorp                                            259         3/21/05           30.00          19,165           6,475
Wyeth                                                   250         3/21/05           40.00          19,750          30,000
                                                                                              -----------------------------
                                                                                              $   7,287,744   $  10,996,225
                                                                                              =============================

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2005 amounts to $139,186,780. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES                                          SHARES
                                    AUGUST 31,           GROSS           GROSS    FEBRUARY 28,
                                          2004       ADDITIONS      REDUCTIONS            2005
----------------------------------------------------------------------------------------------
CSK Auto Corp.                       6,500,000           2,750           2,750       6,500,000
Enbridge Energy Management LLC         650,000          25,783              --         675,783

                                                    UNREALIZED         DIVIDEND       REALIZED
                                                  APPRECIATION           INCOME           LOSS
----------------------------------------------------------------------------------------------
CSK Auto Corp.                                  $   39,307,405   $           --   $     29,945
Enbridge Energy Management LLC                      11,867,055        1,225,573             --
                                                ----------------------------------------------
                                                $   51,174,460   $    1,225,573   $     29,945
                                                ==============================================

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $163,643,538 or 5.26% of the Fund's net assets as of February 28, 2005.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.


                      30 | OPPENHEIMER CAPITAL INCOME FUND

6. Represents the current interest rate for a variable or increasing rate security.

7. When-issued security or forward commitment to be delivered and settled after February 28, 2005. See Note 1 of Notes to Financial Statements.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,917,809 or 0.51% of the Fund's net assets as of February 28, 2005.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,374,728 or 0.04% of the Fund's net assets as of February 28, 2005.

10. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $58.792.340, which represents 1.89% of the Fund's net assets. See
Note 8 of Notes to Financial Statements.

11. Zero coupon bond reflects effective yield on the date of purchase.

12. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                         CONTRACTS      EXPIRATION        EXERCISE         PREMIUM           VALUE
                                    SUBJECT TO PUT           DATES           PRICE        RECEIVED      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                           1,000         4/18/05   $       85.00   $      38,999   $      40,000
Bank of America Corp.                          250         4/18/05           45.00          12,826          12,500
Boston Scientific Corp.                      9,500         3/21/05           32.50         675,013         807,500
Boston Scientific Corp.                      1,500         4/18/05           32.50         135,495         180,000
CarMax, Inc.                                 2,550         7/18/05           30.00         648,960         357,000
Cendant Corp.                                5,000         3/21/05           22.50         249,834         225,000
Citigroup, Inc.                              2,000         4/18/05           47.50         142,995         180,000
General Electric Co.                         1,000         4/18/05           35.00          53,998          55,000
Hewlett-Packard Co.                          5,000         5/23/05           22.50       1,559,963       1,025,000
Kroger Co. (The)                             2,500         4/18/05           17.50         298,743          75,000
Marathon Oil Corp.                           1,000         3/21/05           37.50          51,499              --
May Department Stores Co. (The)              7,500         3/21/05           30.00         509,638         187,500
Microsoft Corp.                                725         3/21/05           25.00          15,587          18,125
Nextel Communications, Inc., Cl. A           5,000         3/21/05           27.50         194,995              --
PMI Group, Inc. (The)                          250         4/18/05           40.00          28,937          31,250
Pfizer, Inc.                                 5,000         3/21/05           27.50         938,728         650,000
Sprint Corp.                                 2,500         3/21/05           22.50         194,420          37,500
Tyco International Ltd.                      2,500         3/21/05           35.00         264,992         400,000
                                                                                     -----------------------------
                                                                                     $   6,015,622   $   4,281,375
                                                                                     =============================

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $574,344. See Note 5 of Notes to Financial Statements.

15. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,787,906,106)                                                 $3,247,478,702
Affiliated companies (cost $88,012,320)                                                         139,186,780
                                                                                             --------------
                                                                                              3,386,665,482
-----------------------------------------------------------------------------------------------------------
Cash                                                                                              1,180,261
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $36,265,619 sold on a when-issued basis or forward commitment)       64,369,533
Interest, dividends and principal paydowns                                                       18,755,017
Shares of beneficial interest sold                                                                3,537,537
Other                                                                                                99,691
                                                                                             --------------
Total assets                                                                                  3,474,607,521

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $13,303,366)--
see accompanying statement of investments                                                        15,277,600
-----------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                            55,404
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $311,003,831 purchased on a when-issued basis or
forward commitment)                                                                             343,397,008
Shares of beneficial interest redeemed                                                            3,474,545
Distribution and service plan fees                                                                1,185,749
Transfer and shareholder servicing agent fees                                                       289,178
Shareholder communications                                                                          236,320
Futures margins                                                                                     134,307
Trustees' compensation                                                                               38,883
Other                                                                                                35,826
                                                                                             --------------
Total liabilities                                                                               364,124,820

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $3,110,482,701
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $      249,272
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    2,542,064,088
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                10,797,653
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     47,820,001
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      509,551,687
                                                                                             --------------
NET ASSETS                                                                                   $3,110,482,701
                                                                                             ==============


                      32 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,622,290,251 and 209,770,623 shares of beneficial interest outstanding)             $12.50
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                           $13.26
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$312,149,678 and 25,242,193 shares of beneficial interest outstanding)                $12.37
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $153,268,471 and
12,426,667 shares of beneficial interest outstanding)                                 $12.33
--------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,774,301
and 1,832,972 shares of beneficial interest outstanding)                              $12.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 36,694,291
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                               25,804,172
Affiliated companies                                                  1,225,573
                                                                   -------------
Total investment income                                              63,724,036

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,784,136
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,935,705
Class B                                                               1,546,379
Class C                                                                 708,290
Class N                                                                  48,537
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,325,943
Class B                                                                 260,426
Class C                                                                 108,851
Class N                                                                  19,622
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 183,155
Class B                                                                  56,742
Class C                                                                  14,121
Class N                                                                   1,639
--------------------------------------------------------------------------------
Custodian fees and expenses                                              29,645
--------------------------------------------------------------------------------
Trustees' compensation                                                   25,265
--------------------------------------------------------------------------------
Other                                                                   108,038
                                                                   -------------
Total expenses                                                       15,156,494
Less reduction to custodian expenses                                    (19,722)
                                                                   -------------
Net expenses                                                         15,136,772

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                48,587,264


                      34 | OPPENHEIMER CAPITAL INCOME FUND

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies (including premiums on options exercised)   $  53,157,026
  Affiliated companies                                                     (29,945)
Closing of futures contracts                                             3,332,059
Closing and expiration of option contracts written                      28,829,423
Swap contracts                                                             580,323
                                                                     --------------
Net realized gain                                                       85,868,886
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                            191,249,376
Futures contracts                                                          710,305
Option contracts                                                        (5,467,488)
Swap contracts                                                            (463,430)
                                                                     --------------
Net change in unrealized appreciation                                  186,028,763

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 320,484,913
                                                                     ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      35 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED               YEAR
                                                          FEBRUARY 28,              ENDED
                                                                  2005         AUGUST 31,
                                                           (UNAUDITED)               2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                  $    48,587,264    $   105,321,259
------------------------------------------------------------------------------------------
Net realized gain                                           85,868,886        183,533,222
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                      186,028,763        (26,459,650)
                                                       -----------------------------------
Net increase in net assets resulting from operations       320,484,913        262,394,831

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (57,771,326)      (102,927,701)
Class B                                                     (5,856,144)       (12,688,798)
Class C                                                     (2,739,737)        (4,369,847)
Class N                                                       (416,746)          (513,100)
------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                    (79,227,344)                --
Class B                                                     (9,824,773)                --
Class C                                                     (4,580,294)                --
Class N                                                       (642,942)                --

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                    108,317,737        132,826,225
Class B                                                    (21,372,013)       (46,403,963)
Class C                                                     12,426,764         34,609,632
Class N                                                      5,100,698          7,276,288

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase                                             263,898,793        270,203,567
------------------------------------------------------------------------------------------
Beginning of period                                      2,846,583,908      2,576,380,341
                                                       -----------------------------------
End of period (including accumulated net investment
income of $10,797,653 and $28,994,342, respectively)
                                                       $ 3,110,482,701    $ 2,846,583,908
                                                       ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      36 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                            SIX MONTHS
                                                 ENDED                                                                       YEAR
                                          FEBRUARY 28,                                                                      ENDED
                                                  2005                                                                 AUGUST 31,
CLASS A                                    (UNAUDITED)          2004            2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    11.84     $    11.22      $     9.76     $    12.72     $    12.88     $    13.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .21 1          .46             .54            .51            .42            .49
Net realized and unrealized gain (loss)          1.13            .69            1.35          (2.66)           .41            .32
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.34           1.15            1.89          (2.15)           .83            .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.29)          (.53)           (.43)          (.48)          (.48)          (.49)
Distributions from net realized gain             (.39)            --              --           (.33)          (.51)         (1.07)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.68)          (.53)           (.43)          (.81)          (.99)         (1.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    12.50     $    11.84      $    11.22     $     9.76     $    12.72     $    12.88
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              11.47%         10.32%          20.10%        (17.75)%         6.84%          7.24%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $2,622,290     $2,379,956      $2,130,486     $1,873,458     $2,458,272     $2,395,444
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $2,520,853     $2,356,948      $1,900,896     $2,224,911     $2,432,151     $2,502,535
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.40%          3.85%           5.41%          4.48%          3.21%          3.78%
Total expenses                                   0.89% 4        0.89% 4,5       0.93% 4        0.98% 4        0.91% 4        0.93% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            31% 6          52%            141%           148%            74%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,905,788,310 and $1,954,253,711, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      37 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                        FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS B                                       (UNAUDITED)          2004           2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  11.72      $  11.10       $   9.67      $  12.60      $  12.76      $  13.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                                 .16 1         .36            .45           .41           .32           .38
Net realized and unrealized gain (loss)              1.11           .68           1.33         (2.62)          .41           .32
                                                 -----------------------------------------------------------------------------------
Total from investment operations                     1.27          1.04           1.78         (2.21)          .73           .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.23)         (.42)          (.35)         (.39)         (.38)         (.38)
Distributions from net realized gain                 (.39)           --             --          (.33)         (.51)        (1.07)
                                                 -----------------------------------------------------------------------------------

Total dividends and/or
distributions to shareholders                        (.62)         (.42)          (.35)         (.72)         (.89)        (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  12.37      $  11.72       $  11.10      $   9.67      $  12.60      $  12.76
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  10.99%         9.46%         18.94%       (18.31)%        6.05%         6.34%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $312,150      $316,568       $343,074      $327,368      $477,223      $472,222
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $312,766      $349,853       $312,457      $410,652      $469,690      $546,390
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                2.55%         3.00%          4.55%         3.67%         2.44%         3.01%
Total expenses                                       1.74% 4       1.76% 4,5      1.81% 4       1.76% 4       1.68% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31% 6         52%           141%          148%           74%           37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,905,788,310 and $1,954,253,711, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      38 | OPPENHEIMER CAPITAL INCOME FUND

                                               SIX MONTHS
                                                    ENDED                                                                   YEAR
                                             FEBRUARY 28,                                                                  ENDED
                                                     2005                                                             AUGUST 31,
CLASS C                                       (UNAUDITED)          2004           2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  11.69      $  11.09       $   9.66      $  12.59      $  12.76      $  13.50
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .15 1         .35            .45           .42           .32           .38
Net realized and unrealized gain (loss)              1.12           .69           1.34         (2.62)          .40           .32
                                                 -----------------------------------------------------------------------------------
Total from investment operations                     1.27          1.04           1.79         (2.20)          .72           .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.24)         (.44)          (.36)         (.40)         (.38)         (.37)
Distributions from net realized gain                 (.39)           --             --          (.33)         (.51)        (1.07)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (.63)         (.44)          (.36)         (.73)         (.89)        (1.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  12.33      $  11.69       $  11.09      $   9.66      $  12.59      $  12.76
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  10.98%         9.40%         19.05%       (18.30)%        6.00%         6.40%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $153,269      $133,368       $ 93,797      $ 72,792      $ 89,547      $ 73,346
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $143,338      $122,458       $ 75,459      $ 84,049      $ 80,390      $ 84,898
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                2.59%         3.01%          4.55%         3.74%         2.44%         3.01%

Total expenses                                       1.70% 4       1.72% 4,5      1.78% 4       1.76% 4       1.68% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31% 6         52%           141%          148%           74%           37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,905,788,310 and $1,954,253,711, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      39 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                      YEAR
                                                       ENDED                                                     ENDED
                                           FEBRUARY 28, 2005                                                AUGUST 31,
CLASS N                                          (UNAUDITED)            2004          2003          2002        2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $11.78          $11.16        $ 9.73        $12.69        $12.96
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .19 2           .39           .46           .50           .28
Net realized and unrealized gain (loss)                 1.11             .72          1.37         (2.66)         (.30)
                                                      --------------------------------------------------------------------
Total from investment operations                        1.30            1.11          1.83         (2.16)         (.02)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.27)           (.49)         (.40)         (.47)         (.25)
Distributions from net realized gain                    (.39)             --            --          (.33)           --
                                                      --------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.66)           (.49)         (.40)         (.80)         (.25)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.42          $11.78        $11.16        $ 9.73        $12.69
                                                      ====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     11.16%          10.01%        19.45%       (17.89)%       (0.18)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $22,774         $16,692       $9,023        $4,071        $  648
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $19,660         $13,301       $5,968        $2,839        $  214
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   3.06%           3.42%         4.92%         4.74%         2.94%
Total expenses                                          1.25% 5         1.28% 5,6     1.35% 5       1.25% 5       1.17% 5
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   31% 7           52%          141%          148%           74%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,905,788,310 and $1,954,253,711, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      40 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 28, 2005, the market value of these securities comprised 3.8% of the Fund's net assets and resulted in unrealized cumulative losses of $1,222,111.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2005, the Fund had purchased $311,003,831 of securities on a when-issued basis or forward commitment and sold $36,265,619 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                      42 | OPPENHEIMER CAPITAL INCOME FUND

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended August 31, 2004, the Fund utilized $105,823,276 of capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets


                      43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      44 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED FEBRUARY 28, 2005            YEAR ENDED AUGUST 31, 2004
                                   SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                           10,884,180       $ 133,986,016        27,395,516       $ 328,897,834
Dividends and/or
distributions reinvested       10,416,608         128,068,611         8,032,385          94,957,085
Redeemed                      (12,492,536)       (153,736,890)      (24,375,517)       (291,028,694)
                              ----------------------------------------------------------------------
Net increase                    8,808,252       $ 108,317,737        11,052,384       $ 132,826,225
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            1,942,913       $  23,719,063         6,888,752       $  81,662,144
Dividends and/or
distributions reinvested        1,217,028          14,830,107         1,020,466          11,950,178
Redeemed                       (4,937,273)        (59,921,183)      (11,792,254)       (140,016,285)
                              ----------------------------------------------------------------------
Net decrease                   (1,777,332)      $ (21,372,013)       (3,883,036)      $ (46,403,963)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            1,499,623       $  18,284,175         4,346,905       $  51,194,830
Dividends and/or
distributions reinvested          554,145           6,736,833           339,300           3,974,837
Redeemed                       (1,034,442)        (12,594,244)       (1,740,267)        (20,560,035)
                              ----------------------------------------------------------------------
Net increase                    1,019,326       $  12,426,764         2,945,938       $  34,609,632
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                              454,133       $   5,580,621           715,430       $   8,550,182
Dividends and/or
distributions reinvested           85,010           1,040,173            42,495             501,477
Redeemed                         (123,735)         (1,520,096)         (148,746)         (1,775,371)
                              ----------------------------------------------------------------------
Net increase                      415,408       $   5,100,698           609,179       $   7,276,288
                              ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended February 28, 2005, were $983,979,668 and $732,156,430, respectively. There were purchases of $92,989,774 and sales of $131,511,840 of U.S. government and government agency obligations for the six months ended February 28, 2005. In addition, there were purchases of $1,905,788,310 and sales of $1,954,253,711 of To Be Announced (TBA) mortgage-related securities for the six months ended February 28, 2005.


                      45 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $1,725,301 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $8,749,051, $2,952,410 and $314,251, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                      46 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                              CLASS A            CLASS B            CLASS C          CLASS N
                                           CLASS A         CONTINGENT         CONTINGENT         CONTINGENT       CONTINGENT
                                         FRONT-END           DEFERRED           DEFERRED           DEFERRED         DEFERRED
                                     SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES    SALES CHARGES
                                       RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY      RETAINED BY
SIX MONTHS ENDED                       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------------
February 28, 2005                         $457,190            $32,726           $247,488             $6,632           $3,463

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


                      47 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2005, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                                    EXPIRATION      NUMBER OF       VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                     DATES      CONTRACTS     FEBRUARY 28, 2005   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                        6/21/05            657          $ 73,809,844   $    (420,675)
U.S. Treasury Nts., 10 yr.             6/21/05             83             9,119,625         (35,483)
                                                                                      --------------
                                                                                           (456,158)
                                                                                      --------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      3/31/05-6/30/05            507           105,336,359         427,699
U.S. Treasury Nts., 10 yr.     3/21/05-6/21/05          1,060           114,237,344         862,728
                                                                                      --------------
                                                                                          1,290,427
                                                                                      --------------
                                                                                      $     834,269
                                                                                      ==============

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.


                      48 | OPPENHEIMER CAPITAL INCOME FUND

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2005 was as follows:

                                                        CALL OPTIONS                    PUT OPTIONS
                                         ---------------------------    ----------------------------
                                         NUMBER OF         AMOUNT OF     NUMBER OF        AMOUNT OF
                                         CONTRACTS          PREMIUMS     CONTRACTS         PREMIUMS
----------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2004                             30,425      $  5,660,279        76,716     $ 20,807,385
Options written                            160,096        22,383,047       236,175       28,132,886
Options closed or expired                 (123,407)      (16,264,419)     (246,692)     (39,552,575)
Options exercised                          (25,710)       (4,491,163)      (11,424)      (3,372,074)
                                          ----------------------------------------------------------
Options outstanding as of
February 28, 2005                           41,404      $  7,287,744        54,775     $  6,015,622
                                          ==========================================================

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of February 28, 2005, the Fund had entered into the following total return swap agreements:

                                               PAID BY               RECEIVED BY
SWAP                        NOTIONAL       THE FUND AT               THE FUND AT    TERMINATION      UNREALIZED
COUNTERPARTY                  AMOUNT     FEB. 28, 2005         FEBRUARY 28, 2005           DATE    DEPRECIATION
---------------------------------------------------------------------------------------------------------------
                                                           Value of total return
Goldman Sachs                                One-Month        of Lehman Brothers
Capital Markets LP        $9,700,000        LIBOR flat                CMBS Index        3/31/05         $55,404

Index abbreviations are as follows:
CMBS   Commercial Mortgage Backed Securities Markets
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                      49 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      50 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      51 | OPPENHEIMER CAPITAL INCOME FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By:   ____________________________

      John V. Murphy

      Chief Executive Officer

Date: April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   ____________________________

      John V. Murphy

      Chief Executive Officer

Date: April 11, 2005


By:   ____________________________

      Brian W. Wixted

      Chief Financial Officer

Date: April 11, 2005